Long-Term Debt - Effect of Derivative Financial Instrument on Condensed Consolidated Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income	$ 900	$ (1,300)	$ (1,200)	$ 1,200	$ 900	$ (200)	$ 300	$ 400
Warrants
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income									$ 500
Interest Expense | Warrants
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income									$ 455	$ (1,502)	$ (4,992)